FINANCIAL LEASE RECEIVABLES (Details) - Financial Lease Receivable - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial lease receivables
Financial lease receivables, gross	¥ 144,977	¥ 301,401
Less: allowance for doubtful accounts	(23,157)	(6,890)	¥ (4,225)	¥ (2,624)
Financial lease receivables, net	121,820	294,511
Car dealers
Financial lease receivables
Financial lease receivables, gross	130,631	239,854
Less: allowance for doubtful accounts	(16,390)
Financial lease receivables, net	114,241	239,854
Consumers
Financial lease receivables
Financial lease receivables, gross	14,346	61,547
Less: allowance for doubtful accounts	(6,767)	(6,890)
Financial lease receivables, net	¥ 7,579	¥ 54,657